Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accrued Liabilities

5.    Accrued Liabilities

Accrued liabilities were comprised of the following:

	September 30,	December 31,
	2017	2016
Employee related expenses	$2,374	$1,237
Accrued real estate taxes	357	440
Accrued excise, franchise and sales taxes	335	83
Accrued operating expenses and other (1)	1,667	384
Accrued liabilities	$4,733	$2,144

(1)Accrued operating expenses and other has increased as a result of increases in manufacturing costs associated with adding systems and increases in general and administrative costs.

Solaris LLC
Accrued Liabilities

6.        Accrued Liabilities

Accrued liabilities were comprised of the following at December 31:

	2016	2015
Employee related expenses	$1,237	$885
Accrued real estate taxes	440	406
Accrued excise, franchise and sales taxes	83	296
Accrued other	384	305
Accrued liabilities	$2,144	$1,892